Revenue (Details) - Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivables, unbilled receivables, contract assets and contract liabilities [Abstract]
Trade receivables (net of allowance for credit losses of $1,558 and $1,337 on December 31, 2020 and 2021, respectively)		$ 53,985	$ 48,623
Short-term unbilled receivables	[1]	16,072	9,301
Long-term unbilled receivables	[1]	858	772
Contract assets	[2]	6,988	7,485
Deferred revenues (short-term contract liabilities)		39,614	34,548
Long-term deferred revenues (long-term contract liabilities)	[3]	$ 299	$ 524

[1]	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.
[2]	Contract assets relate to unbilled receivables (including a long-term balance of $784 presented in other long-term assets as of December 31, 2021), which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.
[3]	Included in other long-term liabilities in the consolidated balance sheets